Derivative Instruments and Hedging Activities (Schedule of Notional Amounts of Derivative Instruments) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	3,344,497	3,721,190
Notional amount of other derivative contracts, trading derivatives	171,229,406	169,618,555
Notional amount of other derivative contracts, management hedges	60,000	162,078
Total notional amount of derivatives	174,633,903	173,501,823
Foreign Exchange Spot Contracts [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,300,882	2,451,179
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	1,300,882	2,451,179
Foreign Exchange Derivatives Currency Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	609,989	1,552,324
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	609,989	1,552,324
Foreign Exchange Derivatives Currency Forwards [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	36,597,264	35,506,815
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	36,597,264	35,506,815
Foreign Exchange Derivatives Currency Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	1,138,900	1,167,600
Notional amount of other derivative contracts, trading derivatives	16,870,518	18,800,976
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	18,009,418	19,968,576
Foreign Exchange Derivatives Currency Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	481,461	1,479,661
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	481,461	1,479,661
Foreign Exchange Derivatives Currency Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	536,443	1,784,605
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	536,443	1,784,605
Interest Rate Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,067,924	3,770,071
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	1,067,924	3,770,071
Interest Rate Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	2,015,597	2,363,590
Notional amount of other derivative contracts, trading derivatives	97,030,813	90,068,589
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	99,046,410	92,432,179
Interest Rate Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	5,970,000	4,700,000
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	5,970,000	4,700,000
Interest Rate Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	5,531,894	3,453,481
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	5,531,894	3,453,481
Equity Derivatives Stock Futures [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	168,621	75,043
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	168,621	75,043
Equity Derivatives Stock Options Purchased [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	3,534,250	3,607,076
Notional amount of other derivative contracts, management hedges		21,574
Total notional amount of derivatives	3,534,250	3,628,650
Equity Derivatives Stock Options Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	1,321,709	1,892,687
Notional amount of other derivative contracts, management hedges		21,574
Total notional amount of derivatives	1,321,709	1,914,261
Equity Derivatives Stock Swaps [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	7,638	154,197
Notional amount of other derivative contracts, management hedges		17,203
Total notional amount of derivatives	7,638	171,400
Credit Derivatives Protection Sold [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives	200,000	200,000
Notional amount of other derivative contracts, management hedges
Total notional amount of derivatives	200,000	200,000
Commodity Forwards [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments
Notional amount of other derivative contracts, trading derivatives
Notional amount of other derivative contracts, management hedges		41,727
Total notional amount of derivatives		41,727
Other [Member]
Notional amount of derivatives qualifying under ASC 815 as hedging instruments	190,000	190,000
Notional amount of other derivative contracts, trading derivatives		121,851
Notional amount of other derivative contracts, management hedges	60,000	60,000
Total notional amount of derivatives	250,000	371,851